Share-based compensation	12 Months Ended
Mar. 31, 2014
Share-based compensation
Share-based compensation

16. Share-based compensation

        On March 25, 2010, the Board of Directors adopted a stock option plan (SOP I) for the employees and managers (hereinafter—"participants") and granted 2,368,800 shares the Company to the participants. The options granted above vest as follows: 1,118,040—on March 31, 2010; 170,660—on March 31, 2011; 172,564—on March 31, 2012; 446,908—on March 31, 2013, subject to service conditions and 460,628—on March 31, 2013 subject to certain performance conditions, namely revenue and earnings before interest, taxes, depreciation and amortization ("EBITDA") of the Group for the year ended March 31, 2013. On June 15, 2012, the Company accelerated vesting of 116,956 options. On March 31, 2013, the Group issued all granted shares as performance conditions were met.

        On December 15, 2011, the Board of Directors adopted another stock option plan (SOP II) for the employees and managers (hereinafter—"participants") and granted 585,032 shares of the Company to the participants. The options granted above vest as follows: 141,372—on June 15, 2012; 151,508—on June 15, 2013; 145,628—on June 15, 2014, subject to service conditions and 146,524—on June 15, 2014 subject to certain performance conditions, namely revenue and EBITDA of the Group for the year ended March 31, 2014.

        On June 15, 2013, the Board of Directors adopted a stock option plan (SOP II+) for the two employees of Group and granted 18,900 shares of the Company to the participants. The options granted above vest as follows: 6,748—on June 15, 2013; 6,076—on June 15, 2014, subject to service conditions and 6,076—on June 15, 2014 subject to certain performance conditions, namely revenue and EBITDA of the Group for the year ended March 31, 2014.

        On June 15, 2012, the Company exchanged 84,700 options held by its US employees for the same number of restricted shares to its US employees subject to the same vesting and other conditions. As of June 30, 2013, the number of restricted shares amounted to 58,464.

        On June 15, 2013, Luxoft Holding Inc issued new shares in the total amount of 116,788 pursuant to the SOP II and SOP II+, and 2,632 restricted shares to US participants.

        On December 31, 2013, 143,808 SOP II shares subject to certain performance conditions were cancelled. Total expenses reversed amounted to $1,695.

        On February 12, 2014, Luxoft Holding, Inc granted 5,883 restricted shares to US participant. The options granted above vest on June 15, 2014, subject to service condition.

        Since the exercise price for our options is zero, the fair values of the grants were measured using fair values of shares reduced by the amount of present value of the expected dividends during the expected option terms. The fair value of the options was measured at the dates of the respective grants based on the following assumptions:

	March 25, 2010 grant	December 15, 2011 grant	June 15, 2013 grant	February 12, 2014 grant
Share price, US$	4,57	15,25	18,82	37,79
Expected dividend yield, %	3.4	1.9	—	—
Risk-free interest rate, %	4.49	5.3	3.10	—

        The amount of expenses for the years ended March 31, 2012, 2013 and 2014 included in the accompanying statements of comprehensive income was as follows:

	Years ended March 31,
	2012	2013	2014
SOP I	$1,253	$2,074	$—
SOP II	993	3,386	1,418

Total	$2,246	$5,460	$1,418

        The following table summarizes stock option activity for the Company:

	SOP I	SOP II	Total	Weighted average grant date fair value $	Weighted- average remaining contractual term, days	Aggregate Intrinsic Value, $
Outstanding as of March 31, 2011	1,250,760	—	1,250,760	4.36	880	11,389
Vested during the year ended March 31, 2011	170,660	—	170,660	4.43	—	1,554
Vested and excercisable not yet issued to Luxoft SOP, at March 31, 2011	170,660	—	170,660	—	1,461	1,554
Vested and exercisable issued to Luxoft SOP, at March 31, 2011	1,118,040	—	1,118,040	—	1,461	10,181
Non-vested at March 31, 2011	1,080,100	—	1,080,100	4.36	—	9,836
Issued to Luxoft SOP during year ended March 31, 2012	(337,316)	—	(337,316)	—	—	—
Granted during the year ended March 31, 2012	—	585,032	585,032	14.46	—	—
Forfeited during the year ended March 31, 2012	(30,380)	—	(30,380)	4.36	—	—
Outstanding at March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Outstanding as of March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Vested during the year ended March 31, 2012	166,656	—	166,656	4.25
Vested and excercisable as of March 31, 2012	1,455,356	—	1,455,356	—	1,095	22,194
Vested and exercisable—not yet issued to Luxoft SOP, at March 31, 2012	1,455,356	—	1,455,356	—	—
Nonvested as of March 31, 2012	883,064	585,032	1,468,096	8.21	—	22,388
Issued to Luxoft SOP during the period	(883,064)	(141,372)	(1,024,436)	—	—	—
Cancelled during the year	—	(6,468)	(6,468)	14.36	—	—
Outstanding at March 31, 2013	—	437,192	437,192	14.36	490	8,240
Vested during the period	883,064	141,372	1,024,436	5.57	—	—
Exercised during the period	(364,420)	(28,056)	(392,476)	—	—	—
Vested and exercisable at March 31, 2013	1,974,000	113,316	2,087,316	—	734	39,343
Non-vested at March 31, 2013	—	437,192	437,192	14.36	—	8,240
Issued to Luxoft SOP during the period	—	(143,024)	(143,024)	—	—	—
Granted during the period	—	24,783	24,783	23.32	—	—
Cancelled during the period	—	(147,504)	(147,504)	14.27	—	—
Forfeited during the period	—	(23,212)	(23,212)	14.38	—	—
Outstanding at March 31, 2014	—	148,235	148,235	15.95	76	5,199
Vested during the period	—	146,720	146,720	14.57	—	5,145
Exercised during the period	(1,974,000)	(111,048)	(2,085,048)	—	—	—
Vested and exercisable at March 31, 2014	—	148,988	148,988	—	441	5,225
Non-vested at March 31, 2014	—	148,235	148,235	15.95	—	5,199

        The total compensation cost related to non-vested share-based compensation awards is $3,999 at March 31, 2013 and $660 at March 31, 2014.